Financial income - Additional information (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)
Financial income
Finance income	€ 1,179,000	€ 2,858,000	€ 2,468,000	€ 5,480,000
Decrease in interests			1,200,000
Decrease in exchange differences			700,000
Decrease in fair adjustment on synthetic warrants			500,000
Decrease in fair value adjustment on foreign currency swaps and forwards			493,000
Exchange gains	€ 1,211,000	€ 2,164,000	2,205,000	€ 2,951,000
Realized Foreign Exchange Gain			800,000
Unrealized Foreign Exchange Gain			€ 1,400,000
Depreciation of foreign exchange rate (in %)	3		3
Interest income on term accounts	€ 82,000		€ 250,000